GOODWILL AND OTHER INTANGIBLE ASSETS (Other Intangible Assets) (Details) - USD ($) $ in Millions	Aug. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 7,601	$ 7,568
Other Intangible Assets, Accumulated Amortization		(3,379)	(2,842)
Finite-Lived Intangible Assets, Net		4,222	4,726
Intangible Assets, Gross (Excluding Goodwill)		7,604	7,571
Other intangible assets		4,225	4,729
In-process research and development (IPR&D)
Other Intangible Assets [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)		3	3
Indefinite-Lived Intangible Assets (Excluding Goodwill), Accumulated Amortization		0	0
Developed technology
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		2,634	2,630
Other Intangible Assets, Accumulated Amortization		(1,252)	(1,021)
Finite-Lived Intangible Assets, Net		1,382	1,609
Software
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		1,404	1,323
Other Intangible Assets, Accumulated Amortization		(805)	(727)
Finite-Lived Intangible Assets, Net		599	596
Trademarks/tradenames
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		352	366
Other Intangible Assets, Accumulated Amortization		(329)	(284)
Finite-Lived Intangible Assets, Net		23	82
Customer-related
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		3,211	3,247
Other Intangible Assets, Accumulated Amortization		(993)	(810)
Finite-Lived Intangible Assets, Net		2,218	2,437
Other
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		0	2
Other Intangible Assets, Accumulated Amortization		0	0
Finite-Lived Intangible Assets, Net		$ 0	$ 2
ECP [Member]
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross				$ 1,484
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years
Other intangible assets				1,484
ECP [Member] | Developed technology
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross				366
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years
ECP [Member] | Trademarks/tradenames
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross				20
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
ECP [Member] | Customer-related
Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross				$ 1,098
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years